Note 11 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
Note
11
. Commitments and Contingencies

Operating Lease Commitments

We incurred rent expense of approximately
$294,000
and
$285,000
for the years ended
December
31,
2015
and
2014,
respectively.

Our principal executive and administrative offices are located in Los Angeles, California and consist of leased office space totaling approximately
9,120
square feet. The initial term of the lease expires in
April
2019.
Our base rent is currently approximately
$30,000
per month, subject to annual adjustments.

Rent expense is calculated using the straight-line method based on the total minimum lease payments over the initial term of the lease. Landlord tenant
improvement allowances and rent expense exceeding actual rent payments are accounted for as deferred rent liability in the balance sheet and amortized on a straight-line basis over the initial term of the respective leases.

Future minimum payments, by year and in the aggregate, under non-cancelable operating leases with initial or remaining terms of one
year or more, consist of the following at
December
31,
2015:

(In thousands)
Year	Amount
2016	$365
2017	$375
2018	$387
2019	$99

Clinical Research Commitments

None.

Legal Proceedings

From time to time, we
may
be involved in certain legal actions and claims arising in the ordinary course of business. The Company was not a party to any specific legal actions or claims at
December
31,
2015.